DECS TRUST





Semiannual Report
June 30, 1999







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

DECS TRUST

Summary Information
--------------------------------------------------------------------------------

Each of the DECS issued by the DECS Trust represents the right to receive an annual distribution of $2.008, and will be exchanged on August 15, 2000 (the "Exchange Date") for between 0.8333 and 1.0 shares of common stock, without par value ("Common Stock"), of DIMON Incorporated, a Virginia corporation (the "Company"), or an equivalent value in cash or cash and Common Stock. The DECS are designed to provide investors with a higher yield than the dividend yield paid on the Common Stock, while also providing the opportunity for investors to share in the appreciation, if any, of the Common Stock above a threshold appreciation price. The DECS are not subject to redemption prior to the Exchange Date.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through August 15, 2000, and forward purchase contracts with certain shareholders of the Company (the "Sellers"). The trustees of the Trust do not have the power to vary the investments held by the Trust. The Trust's investment objective is to provide each holder of DECS with a quarterly distribution of $0.502 per DECS, payable on each February 15, May 15, August 15 and November 15, through August 15, 2000, and, on August 15, 2000, a number of shares of Common Stock of the Company per DECS (or, if some or all of the Sellers exercise their cash settlement option in the forward purchase contracts, the cash equivalent of such shares or a combination of Common Stock and cash) computed as follows: if the Exchange Price (as defined below) is equal to or greater than $28.35, holders of DECS will receive 0.8333 shares of Common Stock per DECS; if the Exchange Price is less than $28.35 but equal to or greater than $23.625, holders of DECS will receive a fraction of a share of Common Stock per DECS having a value (determined at the Exchange Price) equal to $23.625; and if the Exchange Price is less than $23.625, holders of DECS will receive one share of Common Stock per DECS, subject in each case to adjustment in certain events. Upon any distribution of Common Stock of the Company, holders of DECS will receive the number of whole shares of Common Stock of the Company to which their DECS entitle them and cash in lieu of any remaining fractional share. The "Exchange Price" is the average closing price per share of Common Stock the Company on the New York Stock Exchange (or if the Common Stock is not then listed on the NYSE, on its principal trading market) for the 20 trading days immediately prior to, but not including, August 15, 2000.

                                    CONTENTS

--------------------------------------------------------------------------------


FINANCIAL STATEMENTS

   Statement of net assets                                                   1

   Schedule of investments                                                   2

   Statement of operations                                                   3

   Statements of changes in net assets                                       4

   Notes to financial statements                                           5-7

   Financial highlights                                                      8

DECS TRUST

STATEMENT OF NET ASSETS
June 30, 1999
(Unaudited)
--------------------------------------------------------------------------------------------
ASSETS

   Investments, at value (amortized cost $69,907,561) (Notes 2, 4, and 8)       $ 23,436,808
   Cash                                                                                6,880
                                                                                ------------
           Total Assets                                                         $ 23,443,688
                                                                                ============

           Net Assets                                                           $ 23,443,688
                                                                                ============


COMPOSITION OF NET ASSETS
   DECS, no par value;
     3,484,104 shares issued and outstanding (Note 9)                           $ 69,102,849
   Net unrealized depreciation of investments                                    (46,470,753)
   Undistributed net investment income                                               811,592
                                                                                ------------
           Net Assets                                                           $ 23,443,688
                                                                                ============

           Net Asset Value per DECS                                             $       6.73
                                                                                ============





See Notes to Financial Statements.

DECS TRUST

SCHEDULE OF INVESTMENTS
June 30, 1999
(Unaudited)

                                                 Par      Maturity       Market        Amortized
Securities Description                          Value       Date          Value           Cost
-----------------------------------------------------------------------------------------------

UNITED STATES GOVERNMENT
SECURITIES:

United States Treasury Strips              $  1,750,000   08/15/99   $  1,739,920   $  1,737,356
United States Treasury Strips                 1,750,000   11/15/99      1,718,622      1,712,174
United States Treasury Strips                 1,750,000   02/15/00      1,696,754      1,687,210
United States Treasury Strips                 1,750,000   05/15/00      1,674,192      1,663,218
United States Treasury Strips                 1,750,000   08/15/00      1,649,303      1,638,329
                                           ------------              ------------   ------------
                                           $  8,750,000                 8,478,791      8,438,287
                                           ============

FORWARD PURCHASE CONTRACTS:
DIMON Incorporated Common Stock
       Forward Purchase Agreements                        08/15/00     14,958,017     61,469,274
                                                                     ------------   ------------
           Total                                                     $ 23,436,808   $ 69,907,561
                                                                     ============   ============


See Notes to Financial Statements.

DECS TRUST

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999
(Unaudited)
--------------------------------------------------------------------------------------------

ACCRETION OF ORIGINAL ISSUE DISCOUNT                                            $    288,211

EXPENSES:
   Administrative fees and expenses                            $     19,824
   Legal fees                                                         7,757
   Accounting fees                                                    8,792
   Printing & mailing expense                                         7,757
   Trustees' fees (Note 5)                                            6,205
   Other expenses                                                       165
                                                               ------------

           Total fees and expenses                                   50,500

EXPENSE REIMBURSEMENT (Note 7)                                      (50,500)
                                                               ------------

           Total expenses-net                                                           -
                                                                                ------------

           Net investment income                                                     288,211

           Net change in unrealized depreciation
              of investments                                                      (6,035,995)
                                                                                ------------

           Net decrease in net assets resulting from
             operations                                                         $ (5,747,784)
                                                                                ============



See Notes to Financial Statements.

DECS TRUST

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 1999 and the year ended December 31, 1998
(Unaudited)

                                                            Six Months
                                                              Ended             Year Ended
                                                             June 30,          December 31,
                                                               1999                1998
-------------------------------------------------------------------------------------------

OPERATIONS
   Net investment income                                  $     288,211       $     843,688
   Unrealized depreciation of investments                    (6,035,995)        (55,905,185)
                                                          -------------       -------------

       Net decrease in net assets from operations            (5,747,784)        (55,061,497)
                                                          -------------       -------------

DISTRIBUTIONS
   Net investment income                                       (286,483)           (283,927)
   Return of capital                                         (3,211,557)         (6,712,153)
                                                          -------------       -------------
       Net decrease in net assets from distributions         (3,498,040)         (6,996,080)
                                                          -------------       -------------

       Total decrease in net assets for the period           (9,245,824)        (62,057,577)

       Net assets, beginning of period                       32,689,512          94,747,089
                                                          -------------       -------------

       Net assets, end of period                          $  23,443,688       $  32,689,512
                                                          =============       =============


See Notes to Financial Statements.

DECS TRUST

Notes to Financial Statements
(Unaudited)
--------------------------------------------------------------------------------
NOTE 1. ORGANIZATION
DECS Trust ("Trust") was established on August 5, 1997 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In September 1997, the Trust sold DECS (each, a "DECS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and forward purchase contracts for shares of common stock of DIMON, Incorporated ("DIMON"), with certain shareholders of DIMON (the "Sellers"). The stock is deliverable pursuant to the contracts on August 15, 2000 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant  accounting  policies  followed by
the  Trust,  which  are  in  conformity  with  generally   accepted   accounting
principles.

   Valuation of Investments
   ------------------------

     The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto.

   Investment Transactions
   -----------------------

     Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Realized gains and losses are accounted for on the specific identification method.

   Use of Estimates
   ----------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DECS TRUST

Notes to Financial Statements
(Unaudited)
--------------------------------------------------------------------------------

NOTE 3. DISTRIBUTIONS
DECS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $2.008 per annum or $.502 per quarter (except for the first distribution on November 15, 1997 which was $.2454).

NOTE 4. PURCHASES AND SALES ON INVESTMENT
Maturities of U.S. Treasury Strips for the six months and year ended June 30, 1999 and December 31, 1998 totaled $3,500,000 and $7,000,000 respectively. There were no purchases or sales of U.S. Treasury Strips or forward purchase contracts during either period.

NOTE 5. TRUSTEES FEES
Each of the three Trustees was paid a one-time, up front fee of $10,800 for his services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees ($36,000) are being expensed over the life of the Trust. As of June 30, 1999, the Trust had expensed $21,874 of such fees.

NOTE 6. INCOME TAXES
The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 1999, net unrealized depreciation of investments aggregated $46,470,753, consisting of gross unrealized appreciation and depreciation of investments of $40,504 and $46,511,257, respectively. The amortized cost of investment securities for Federal income tax purposes was $69,907,561 at June 30, 1999.

NOTE 7. EXPENSES
The estimated expenses to be incurred by the Trust in connection with the offering of the DECS and its ongoing operations is $373,958. Of this amount, $81,000 represents offering expenses ($71,000) and organizational expenses ($10,000) incurred by the Trust. All of these expenses are being paid from cash received by the Administrator from the Sellers. At June 30, 1999, the Administrator had paid $37,122 relating to such expenses. The remaining amount of $292,958 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the Sellers. Expenses incurred in excess of this amount will be paid by the Sellers.

Cash received by the Administrator from the Sellers of $292,958 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 1999, $195,166 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

DECS TRUST

Notes to Financial Statements
(Unaudited)
--------------------------------------------------------------------------------

NOTE 8. FORWARD PURCHASE CONTRACTS

On October 1, 1997, the Trust entered into forward purchase contracts with the Sellers and paid to the Sellers $61,469,274 in connection therewith. Pursuant to such contracts, the Sellers are obligated to deliver to the Trust a specified number of shares of DIMON common stock on August 15, 2000 (the "Exchange Date") so as to permit the holders of the DECS to exchange on the Exchange Date each of their DECS for between .8333 and 1.00 shares. See the Trust's original prospectus dated September 25, 1997 for the formula upon which such exchange will be determined.

The forward purchase contracts held by the Trust at June 30, 1999 are as follows:

                                Exchange         Cost of         Contracts'       Unrealized
                                  Date          Contracts          Value         Depreciation
                                  ----          ---------          -----         ------------
DIMON Incorporated Common
Stock Forward Purchase
Agreements                       08/15/00     $ 61,469,274     $ 14,958,017      $ 46,511,257
                                              ============     ============      ============

The Sellers' obligations under the forward purchase contracts are collateralized by shares of DIMON common stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At June 30, 1999, the Custodian held 3,484,104 shares with an aggregate value of $18,073,790.

NOTE 9. CAPITAL SHARE TRANSACTIONS
On September 9, 1997, one DECS was sold to the underwriter of the DECS for $100,000. As a result of a stock split effected immediately prior to the public offering of the DECS, this DECS was converted into 4,233 DECS. During the offering period, the Trust sold 3,479,871 DECS to the public and received net proceeds of $79,776,043 ($82,211,952 less sales commissions of $2,435,909). As of June 30, 1999, there were 3,484,104 DECS issued and outstanding with an aggregate cost, net of return of capital and sales commissions, of $69,102,849.

DECS TRUST

FINANCIAL HIGHLIGHTS
(Unaudited)
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.

                                                                                   October 1,
                                                                                      1997
                                                Six Months         Year          (Commencement
                                                  Ended           Ended        of Operations) to
                                                 June 30,       December 31,      December 31,
                                                   1999            1998               1997
                                                   ----            ----               ----
PER SHARE OPERATING PERFORMANCE FOR A
DECS OUTSTANDING THROUGHOUT THE PERIOD
Investment income                               $     0.08      $     0.24         $     0.07
Expenses                                              0.00            0.00               0.00
                                                ----------      ----------         ----------
Investment income - net                               0.08            0.24               0.07
Adjustments to capital (sales commission)              --              --               (0.70)
Distribution from income                             (0.08)          (0.08)             (0.00)*
Return of capital                                    (0.92)          (1.93)             (0.24)
Unrealized (loss) gain on investments                (1.73)         (16.04)              4.44
                                                ----------      ----------         ----------
Net (decrease) increase in net asset value           (2.65)         (17.81)              3.57
Beginning net asset value                             9.38           27.19              23.62
                                                ----------      ----------         ----------
Ending net asset value                          $     6.73      $     9.38         $    27.19
                                                ==========      ==========         ==========
Ending market value                             $     7.00      $     9.38         $    25.75
                                                ==========      ==========         ==========

TOTAL INVESTMENT RETURN BASED ON MARKET
VALUE                                               (14.34)%        (63.57)%            10.06 %

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets:
    Before reimbursement (1)                          0.36 %          0.17 %             0.12 %
    After reimbursement (1)                           0.00 %          0.00 %             0.00 %

Ratio of net investment income to
  average net assets:
    Before reimbursement (1)                          1.71 %          1.16 %             1.05 %
    After reimbursement (1)                           2.07 %          1.32 %             1.17 %

Net assets, end of period (in thousands)        $   23,444      $   32,690         $   94,747

      (1) Annualized
       *  Amount is less than $.01 per share.